Segment and Geographic Information	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Segment And Geographic Information [Abstract]
Segment and Geographic Information

16. Segment and Geographic Information

We are a global provider of enterprise business applications software and services focused primarily on medium and large enterprises. We provide industry-specific and other enterprise software products and related services to companies in the manufacturing, distribution, healthcare, public sector, automotive, service industries, ESM&R, consumer products & retail and hospitality industries. We serve customers in the Americas, EMEA and APAC geographic regions.

Segment Information

We view our operations and manage our business as three reportable segments: License,  Maintenance and Consulting. See Note 1, Nature of Business and Basis of Presentation – Business Segments. It is around these three key sets of business activities that we have organized our business and established budgets, forecasts and strategic objectives, including go-to-market strategies. Within our organization, multiple sets of information are available reflecting various views of our operations including vertical, geographic, product and/or functional information. However, the financial information provided to and used by our chief operating decision-maker (CODM) to assist in making operational decisions, allocating resources and assessing performance reflects revenues, cost of revenues and sales margin for these three segments.

License—Our License segment develops, markets and distributes enterprise software including the following types of software: enterprise HCM, financial management, business intelligence, asset management, enterprise performance management, supply chain management, service management, manufacturing operations, business project management and property management for hospitality companies. License revenues include license fees which primarily consist of fees resulting from products licensed to customers on a perpetual basis. Product license fees result from a customer’s licensing of a given software product for the first time or with a customer’s licensing of additional users for previously licensed products. License revenues also include revenues related to our SaaS offerings.

Maintenance —Our Maintenance segment provides software updates and product support including when-and-if-available upgrades, release updates, regulatory updates and patches, access to our knowledge base and technical support team, technical advice and application management. Generally, these services are provided under annual contracts. Infor’s maintenance agreements are comprehensive customer support programs which entitle customers to various levels of support to meet their specific needs. Infor’s maintenance and customer support offerings are delivered through our global support organization operating from our support centers around the world. Maintenance revenues include product updates and support fees revenues which represent the ratable recognition of fees to enroll and renew licensed products in our maintenance programs. These fees are typically charged annually and are based on the license fees initially paid by the customer. These revenues can fluctuate based on the number and timing of new license contracts, renewal rates and price increases.

Consulting—Our Consulting segment provides software implementation, customization, integration, training and other consulting services related to Infor’s software products. Services in this segment are generally provided under time and materials contracts, and in certain situations, under fixed-fee or maximum-fee contracts. Infor’s consulting offerings range from initial assessment and planning of a project to the actual implementation and post-implementation of a project, including optimizing a customer’s use of our software, as well as training and learning tools designed to help customers become proficient in using Infor’s software quickly and effectively. Consulting services and other revenue include consulting services and other fees revenues from services provided to customers who have licensed Infor’s products.

The measure we use to assess our reportable segments’ operating performance is sales margin. Reportable segment sales margin includes segment revenues net of direct controllable costs. Segment revenues include adjustments to increase revenues that would have been recognized if we had not adjusted certain deferred revenue balances related to acquisitions to their fair values at the time of the acquisition as required by GAAP. Segment costs represent those costs of resources dedicated to each segment, direct sales costs, and allocation of certain operating expenses. Segment costs exclude any allocation of depreciation and amortization related to our acquired intangible assets or restructuring costs.

We do not have any intercompany revenue recorded between reportable segments. The accounting policies for our reportable segments are the same as those used in our consolidated financial statements. We do not assess or report assets or capital expenditures by reportable segment.  For disclosure of goodwill by reportable segment see Note 4, Goodwill.

The following table presents financial information for our reportable segments for the periods indicated:

(in millions, except percentages)	Reportable Segment
Three Months Ended	License	Maintenance	Consulting	Total
October 31, 2015
Revenues	$144.2	$354.4	$169.1	$667.7
Cost of revenues	38.6	63.1	140.0	241.7
Direct sales and marketing costs	88.6	-	-	88.6
Sales margin	$17.0	$291.3	$29.1	$337.4
Sales margin %	11.8%	82.2%	17.2%	50.5%

October 31, 2014
Revenues	$133.0	$373.3	$180.9	$687.2
Cost of revenues	27.9	65.3	138.2	231.4
Direct sales and marketing costs	91.3	-	7.2	98.5
Sales margin	$13.8	$308.0	$35.5	$357.3
Sales margin %	10.4%	82.5%	19.6%	52.0%

(in millions, except percentages)	Reportable Segment
Six Months Ended	License	Maintenance	Consulting	Total
October 31, 2015
Revenues	$265.2	$711.4	$331.8	$1,308.4
Cost of revenues	68.7	124.7	278.8	472.2
Direct sales and marketing costs	176.6	-	-	176.6
Sales margin	$19.9	$586.7	$53.0	$659.6
Sales margin %	7.5%	82.5%	16.0%	50.4%

October 31, 2014
Revenues	$325.6	$747.1	$368.6	$1,441.3
Cost of revenues	60.1	131.7	284.7	476.5
Direct sales and marketing costs	198.4	-	7.2	205.6
Sales margin	$67.1	$615.4	$76.7	$759.2
Sales margin %	20.6%	82.4%	20.8%	52.7%

The following table presents a reconciliation of our reportable segment revenues, net of the reversal of purchase accounting revenue adjustments, and our reportable segment sales margin to total consolidated revenues and consolidated income (loss) before income tax for the periods indicated:

	Three Months Ended		Six Months Ended
	October 31,		October 31,
(in millions)	2015	2014	2015	2014

Reportable segment revenues	$667.7	$687.2	$1,308.4	$1,441.3
Purchase accounting revenue adjustments (1)	(4.4)	(1.6)	(4.8)	(2.5)
Total revenues	$663.3	$685.6	$1,303.6	$1,438.8

Reportable segment sales margin	$337.4	$357.3	$659.6	$759.2
Other unallocated costs and operating expenses (2)	179.3	173.3	339.7	359.7
Amortization of intangible assets and depreciation	58.7	61.3	115.4	126.4
Restructuring costs	6.4	3.8	8.2	11.3
Income from operations	93.0	118.9	196.3	261.8
Total other expense, net	89.3	86.0	124.7	142.6

Income before income tax	$3.7	$32.9	$71.6	$119.2

(1)Adjustments to decrease reportable segment revenue for revenue that we would have recognized had we not adjusted acquired deferred revenue as required by GAAP.

(2)Other unallocated costs and operating expenses include certain sales and marketing expenses, research and development, general and administrative, acquisition-related and other costs, equity-based compensation, as well as adjustments for deferred costs recognized related to acquired deferred revenue.

Geographic Information

The following table presents our revenues summarized by geographic region, based on the location at which each sale originates, for the periods indicated:

(in millions)	Geographic Region
Three Months Ended	Americas	EMEA	APAC	Total
October 31, 2015
Software license fees and subscriptions	$97.9	$33.0	$9.0	$139.9
Product updates and support fees	229.0	99.4	25.9	354.3
Software revenues	326.9	132.4	34.9	494.2
Consulting services and other fees	92.5	64.3	12.3	169.1
Total revenues	$419.4	$196.7	$47.2	$663.3

October 31, 2014
Software license fees and subscriptions	$85.2	$37.3	$10.3	$132.8
Product updates and support fees	231.5	110.4	30.1	372.0
Software revenues	316.7	147.7	40.4	504.8
Consulting services and other fees	90.9	74.5	15.4	180.8
Total revenues	$407.6	$222.2	$55.8	$685.6

(in millions)	Geographic Region
Six Months Ended	Americas	EMEA	APAC	Total
October 31, 2015
Software license fees and subscriptions	$185.5	$59.0	$16.4	$260.9
Product updates and support fees	459.6	198.6	52.7	710.9
Software revenues	645.1	257.6	69.1	971.8
Consulting services and other fees	177.7	129.2	24.9	331.8
Total revenues	$822.8	$386.8	$94.0	$1,303.6

October 31, 2014
Software license fees and subscriptions	$201.8	$93.0	$30.0	$324.8
Product updates and support fees	459.5	225.9	60.3	745.7
Software revenues	661.3	318.9	90.3	1,070.5
Consulting services and other fees	179.3	156.6	32.4	368.3
Total revenues	$840.6	$475.5	$122.7	$1,438.8

The following table presents our long-lived tangible assets, consisting of property and equipment net of accumulated depreciation, summarized by geographic region:

	Geographic Region
(in millions)	Americas	EMEA	APAC	Total
October 31, 2015	$71.1	$22.3	$6.6	$100.0
April 30, 2015	$51.1	$24.6	$6.1	$81.8

The following table sets forth our revenues by country for the periods indicated:

	Three Months Ended		Six Months Ended
	October 31,		October 31,
(in millions)	2015	2014	2015	2014

United States	$380.7	$362.5	$743.5	$747.0
All other countries	282.6	323.1	560.1	691.8
Total revenues	$663.3	$685.6	$1,303.6	$1,438.8

Revenues attributable to the United States, our country of domicile, and foreign countries are based on the country in which the sales originate.

The following table sets forth long-lived tangible assets by country at the dates indicated:

	October 31,	April 30,
(in millions)	2015	2015

United States	$69.1	$48.5
All other countries	30.9	33.3
Total long-lived tangible assets	$100.0	$81.8

Only those countries in which revenues or long-lived assets exceed 10% of our consolidated revenues or long-lived assets are reflected in the above tables. In those fiscal periods when a country’s revenues or long-lived tangible assets are less than 10% of the consolidated totals, applicable amounts are included in “all other countries.”

20.    Segment and Geographic Information

We are a global provider of enterprise business applications software and services focused primarily on medium and large enterprises. We provide industry-specific ERP software products to companies in the manufacturing, distribution, healthcare, public sector, automotive, service industries, ESM&R, consumer products & retail and hospitality industries. We serve customers in the Americas, EMEA and APAC geographic regions.

Segment Information

We view our operations and manage our business as three reportable segments: License,  Maintenance, and Consulting. See Note 1, Nature of Business and Basis of Presentation – Business Segments. It is around these three key sets of business activities that we have organized our business and established budgets, forecasts and strategic objectives, including go-to-market strategies. Within our organization, multiple sets of information are available reflecting various views of our operations including vertical, geographic and/or functional information. However, the financial information provided to and used by our CODM to assist in making operational decisions, allocating resources and assessing performance reflects revenues, cost of revenues and gross margin for these three segments.

License—Our License segment develops, markets and distributes enterprise software including the following types of software: enterprise human capital management, financial management, business intelligence, asset management, enterprise performance management, supply chain management, service management, manufacturing operations, business project management and property management for hospitality companies. License revenues include license fees which primarily consist of fees resulting from products licensed to customers on a perpetual basis. Product license fees result from a customer’s licensing of a given software product for the first time or with a customer’s licensing of additional users for previously licensed products. License revenues also include revenues related to our SaaS subscriptions offerings.

Maintenance —Our Maintenance segment provides software updates and product support including when and if available upgrades, release updates, regulatory updates and patches, access to our knowledge base and technical support team, technical advice and application management. Generally, these services are provided under annual contracts. Infor’s maintenance agreements are comprehensive customer support programs which entitle customers to various levels of support to meet their specific needs. Infor’s maintenance and customer support offerings are delivered through our global support organization operating from our support centers around the world. Maintenance revenues include product updates and support fees revenues which represent the ratable recognition of fees to enroll and renew licensed products in our maintenance programs. These fees are typically charged annually and are based on the license fees initially paid by the customer. These revenues can fluctuate based on the number and timing of new license contracts, renewal rates and price increases.

Consulting—Our Consulting segment provides software implementation, customization, integration, training and other consulting services related to Infor’s software products. Services in this segment are generally provided under time and materials contracts, and in certain situations, under fixed-fee or maximum-fee contracts. Infor’s consulting offerings range from initial assessment and planning of a project to the actual implementation and post implementation of a project, including optimizing a customer’s use of our software as well as training and learning tools designed to help customers become proficient in using Infor’s software quickly and effectively. Consulting services and other revenue include consulting services and other fees revenues from services provided to customers who have licensed Infor’s products.

The measure that we use to assess our reportable segment’s operating performance is sales margin. Reportable segment sales margin includes segment revenues net of direct controllable costs. Segment revenues include adjustments to increase revenues that would have been recognized if we had not adjusted certain deferred revenue balances related to acquisitions to their fair values at the time of the acquisition as required by GAAP. Segment costs represent those cost of resources dedicated to each segment, direct sales costs, and allocation of certain operating expenses. Segment costs exclude any allocation of depreciation and amortization related to our acquired intangible assets or restructuring costs.

We do not have any intercompany revenue recorded between reportable segments. The accounting policies for our reportable segments are the same as those used in our Consolidated Financial Statements. We do not assess or report assets or capital expenditures by reportable segment. For disclosure of goodwill by reportable segment see Note 4, Goodwill.

The following table presents financial information for our reportable segments for the periods indicated:

	Reportable Segment
(in millions, except percentages)	License	Maintenance	Consulting	Total
Fiscal 2015 (11 months)
Revenues	$479.9	$1,333.8	$629.7	$2,443.4
Cost of revenues	105.6	237.7	506.9	850.2
Direct sales and marketing costs	331.3	-	7.2	338.5
Sales margin	$43.0	$1,096.1	$115.6	$1,254.7
Sales margin %	9.0%	82.2%	18.4%	51.4%

Fiscal 2014 (12 months)
Revenues	$553.4	$1,467.1	$749.5	$2,770.0
Cost of revenues	92.1	261.4	590.4	943.9
Direct sales and marketing costs	377.1	-	-	377.1
Sales margin	$84.2	$1,205.7	$159.1	$1,449.0
Sales margin %	15.2%	82.2%	21.2%	52.3%

Fiscal 2013 (12 months)
Revenues	$531.6	$1,442.7	$763.5	$2,737.8
Cost of revenues	77.3	254.2	590.2	921.7
Direct sales and marketing costs	379.4	-	-	379.4
Sales margin	$74.9	$1,188.5	$173.3	$1,436.7
Sales margin %	14.1%	82.4%	22.7%	52.5%

The following table presents a reconciliation of our reportable segment revenues, net of the reversal of purchase accounting revenue adjustments, and our reportable segment sales margin to total consolidated revenues and consolidated loss before income tax benefit for the periods indicated:

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Reportable segment revenues	$2,443.4	$2,770.0	$2,737.8
Purchase accounting revenue adjustments (1)	(4.5)	(8.2)	(19.8)
Total revenues	$2,438.9	$2,761.8	$2,718.0

Reportable segment sales margin	$1,254.7	$1,449.0	$1,436.7
Other unallocated costs and operating expenses (2)	632.9	711.4	685.3
Amortization of intangible assets and depreciation	222.9	264.3	275.7
Restructuring costs	5.7	18.6	10.2
Income from operations	393.2	454.7	465.5
Total other expense, net	425.7	320.4	519.1

Income (loss) before income tax	$(32.5)	$134.3	$(53.6)

(1)Adjustments to decrease reportable segment revenue for revenue that we would have recognized had we not adjusted acquired deferred revenue as required by GAAP.

(2)Other unallocated costs and operating expenses include certain sales and marketing expenses, research and development, general and administrative, acquisition-related and other costs, equity-based compensation, as well as adjustments for deferred costs recognized related to acquired deferred revenue.

Geographic Information

The following table presents our revenues summarized by geographic region, based on the location at which each sale originates, for the periods indicated:

	Geographic Region
(in millions)	Americas	EMEA	APAC	Total
Fiscal 2015 (11 months)
Software license fees and subscriptions	$300.8	$133.7	$44.7	$479.2
Product updates and support fees	840.7	386.3	103.3	1,330.3
Software revenues	1,141.5	520.0	148.0	1,809.5
Consulting services and other fees	312.7	264.7	52.0	629.4
Total revenues	$1,454.2	$784.7	$200.0	$2,438.9

Fiscal 2014 (12 months)
Software license fees and subscriptions	$338.2	$160.9	$49.2	$548.3
Product updates and support fees	895.3	453.0	117.6	1,465.9
Software revenues	1,233.5	613.9	166.8	2,014.2
Consulting services and other fees	347.4	331.2	69.0	747.6
Total revenues	$1,580.9	$945.1	$235.8	$2,761.8

Fiscal 2013 (12 months)
Software license fees and subscriptions	$307.8	$160.4	$49.9	$518.1
Product updates and support fees	883.8	433.4	124.0	1,441.2
Software revenues	1,191.6	593.8	173.9	1,959.3
Consulting services and other fees	354.5	328.7	75.5	758.7
Total revenues	$1,546.1	$922.5	$249.4	$2,718.0

The following table presents our long-lived tangible assets, consisting of property and equipment net of accumulated depreciation, summarized by geographic region:

	Geographic Region
(in millions)	Americas	EMEA	APAC	Total
April 30, 2015	$51.1	$24.6	$6.1	$81.8
May 31, 2014	$50.6	$26.5	$5.7	$82.8

The following table sets forth our revenues attributable to the U.S., our country of domicile, and foreign countries, based on the country at which each sale originates, for the periods indicated:

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
United States	$1,295.1	$1,391.9	$1,334.4
All other countries	1,143.8	1,369.9	1,383.6
Total revenues	$2,438.9	$2,761.8	$2,718.0

The following table sets forth long-lived tangible assets by country at the dates indicated:

	April 30,	May 31,
(in millions)	2015	2014
United States	$48.5	$49.4
Germany	6.5	8.6
All other countries	26.8	24.8
Total long-lived tangible assets	$81.8	$82.8

Only those countries in which revenues or long-lived assets exceed 10% of our consolidated revenues or long-lived assets are reflected in the above tables. In those fiscal periods when a country’s revenues or long-lived tangible assets are less than 10% of the consolidated totals, applicable amounts are included in “all other countries.”